Investment in Securities (Total Other-Than-Temporary Impairment with Offset for Amount of Total Other-Than-Temporary Impairment Recognized in Other Comprehensive Income (Loss)) (Detail) - JPY (¥)
¥ in Millions
	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Investments, Debt and Equity Securities [Abstract]
Total other-than-temporary impairment losses	¥ 693	¥ 243	¥ 693	¥ 423
Portion of loss recognized in other comprehensive income (before taxes)	(136)	0	(136)	0
Net impairment losses recognized in earnings	¥ 557	¥ 243	¥ 557	¥ 423